UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Templeton(R) International Equity Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                       TEMPLETON(R)
                                                                                     INTERNATIONAL
                                                                                         EQUITY
                                                                                       PORTFOLIO
                                                                                   -------------------
                                                                                   -------------------
ASSETS:
     Investments in securities, market value  (1)                                $        178,042,134
     Cash denominated in foreign currencies (2)                                               274,499
     Cash                                                                                      90,939
     Dividends and interest receivable                                                        465,856
     Receivable for investments sold                                                        1,360,595
                                                                                   -------------------
                                                                                   -------------------

     Total assets                                                                         180,234,023
                                                                                   -------------------
                                                                                   -------------------

LIABILITIES:

     Due to investment adviser                                                                167,461
     Payable for investments purchased                                                      1,392,785
                                                                                   -------------------
                                                                                   -------------------

     Total liabilities                                                                      1,560,246
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $        178,673,777
                                                                                   ===================
                                                                                   ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                               $          1,874,720
     Additional paid-in capital                                                           190,681,359
     Net unrealized depreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                         (6,081,028)
     Unrdistributed net investment income                                                   2,509,052
     Accumulated net realized loss on investments                                         (10,310,326)
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $        178,673,777
                                                                                   ===================
                                                                                   ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                            $               9.53
                                                                                   ===================
                                                                                   ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           200,000,000
     Outstanding                                                                           18,747,200

(1)  Cost of investments in securities:                                          $        184,124,054
(2)  Cost of cash denominated in foreign currencies:                                          273,607

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                      TEMPLETON(R)
                                                                                    INTERNATIONAL
                                                                                        EQUITY
                                                                                      PORTFOLIO
                                                                                  -------------------
                                                                                  -------------------
INVESTMENT INCOME:
     Interest                                                                   $             78,077
     Dividends                                                                             3,806,984
     Foreign withholding tax                                                                (480,473)
                                                                                  -------------------
                                                                                  -------------------

     Total income                                                                          3,404,588
                                                                                  -------------------
                                                                                  -------------------

EXPENSES:

     Audit fees                                                                                8,014
     Bank and custodial fees                                                                  53,720
     Investment administration                                                                44,478
     Management fees                                                                         787,182
     Other expenses                                                                           15,225
                                                                                  -------------------
                                                                                  -------------------

     Total expenses                                                                          908,619

     Less amount reimbursed by investment adviser                                             13,083
                                                                                  -------------------
                                                                                  -------------------

     Net expenses                                                                            895,536
                                                                                  -------------------
                                                                                  -------------------

NET INVESTMENT INCOME                                                                      2,509,052
                                                                                  -------------------
                                                                                  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                     (2,141,479)
     Change in net unrealized depreciation on investments                                  6,390,968
     Change in net unrealized appreciation on translation of assets
     and liabilities denominated in foreign currencies                                     7,965,080
                                                                                  -------------------
                                                                                  -------------------

     Net realized and unrealized gain on investments and translation of
     assets and liabilities denominated in foreign currencies                             12,214,569
                                                                                  -------------------
                                                                                  -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $         14,723,621
                                                                                  ===================
                                                                                  ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                    TEMPLETON(R)
                                                                                 INTERNATIONAL EQUITY
                                                                                     PORTFOLIO

                                                                     ---------------------------------
                                                                     ---------------------------------
                                                                          2003              2002
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------
                                                                       UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $      2,509,052  $        890,708
     Net realized loss on investments                                    (2,141,479)       (6,519,687)
     Change in net unrealized depreciation on investments                 6,390,968       (32,172,409)
     Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                        7,965,080        14,541,721
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

     Net increase (decrease) in net assets resulting from operations     14,723,621       (23,259,667)
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                   0          (912,571)
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                   56,994,742        99,620,920
     Reinvestment of distributions                                                            912,571
     Redemptions of shares                                              (38,443,956)      (27,872,596)
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

     Net increase in net assets resulting from share transactions        18,550,786        72,660,895
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

     Total increase in net assets                                        33,274,407        48,488,657

NET ASSETS:
     Beginning of period                                                145,399,370        96,910,713
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

     End of period  (1)                                            $    178,673,777  $    145,399,370
                                                                     ===============   ===============
                                                                     ===============   ===============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                 6,605,886        10,335,569
     Issued in reinvestment of distributions                                                  103,522
     Redeemed                                                            (4,374,419)       (2,894,438)
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

     Net increase                                                         2,231,467         7,544,653
                                                                     ===============   ===============
                                                                     ===============   ===============

(1) Including undistributed net investment income                  $      2,509,052  $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended            Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED
Net Asset Value, Beginning of Period $   8.80 $    10.80 $    12.27 $    15.19 $    11.87  $    12.79

Income from Investment Operations

Net investment income                    0.13       0.06       0.10       0.10       0.16        0.27
Net realized and unrealized gain (loss)  0.60      (2.00)     (1.40)      0.08       3.39       (0.92)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                0.73      (1.94)     (1.30)      0.18       3.55       (0.65)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income                         (0.06)     (0.10)     (0.09)     (0.15)      (0.27)
From net realized gains                                       (0.07)     (3.01)     (0.08)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                      0.00      (0.06)     (0.17)     (3.10)     (0.23)      (0.27)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $      9.53 $     8.80 $    10.80 $    12.27 $    15.19  $    11.87
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            8.30% o  (18.02%)   (10.44%)     1.64%     29.91%      (5.00%)

Net Assets, End of Period ($000)  $   178,674 $  145,399 $   96,911 $   94,174 $  101,354  $  120,382

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement              1.15% *    1.19%      1.26%      1.25%      1.24%       1.21%
    - After Reimbursement #             1.14% *    1.19%      1.23%      1.25%      1.23%       1.20%

Ratio of Net Investment Income to
    Average Net Assets:

    - Before Reimbursement              3.17% *    0.74%      0.93%      0.73%      0.93%       2.04%
    - After Reimbursement #             3.18% *    0.74%      0.96%      0.73%      0.94%       2.05%

Portfolio Turnover Rate                 7.65% o   25.79%     27.70%     65.41%     58.75%      40.02%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized




MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Templeton(R) International Equity Portfolio are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2003 were $2,902,869, $3,793,317, and 2.12%, respectively.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.50% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $36,835,936 and $11,080,012, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $184,124,054. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,574,045 and gross depreciation of securities in which there was an excess of tax cost over value of $20,655,964, resulting in net depreciation of $6,081,919.

5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on corporate reorganizations, and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $1,627,567 and 2,460,519, which expire in the years 2009 and 2010, respectively. The Portfolio also had current year deferred post-October losses of $3,997,843.

6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Templeton (R) International Equity Portfolio

BONDS

FRANCE

INSURANCE RELATED
    483,450 AXA SA #                                                     575,322
        EUR Convertible
            2.500% January 1, 2014

                                                                        $575,322

TOTAL FRANCE               --- 0.32%                                    $575,322

TOTAL BONDS --- 0.32%                                                   $575,322
(Cost $546,879)

COMMON STOCK

AUSTRALIA

BROADCAST/MEDIA

    423,000 APN News & Media Ltd                                         992,897
                                                                        $992,897

FOREIGN BANKS
     94,910 Australia & New Zealand Banking Group Ltd                  1,184,552
                                                                      $1,184,552

GOLD, METALS & MINING
  1,005,310 Alumina Ltd                                                2,744,039
                                                                      $2,744,039

HEALTH CARE RELATED
    722,260 Mayne Nickless Ltd                                         1,327,211
                                                                      $1,327,211

TOTAL AUSTRALIA            --- 3.51%                                  $6,248,699

BERMUDA

INSURANCE RELATED
     73,450 ACE Ltd                                                    2,518,601
     25,540 XL Capital Ltd Class A                                     2,119,820
                                                                      $4,638,421

TOTAL BERMUDA              --- 2.61%                                  $4,638,421

BRAZIL

GOLD, METALS & MINING
     51,770 Companhia Vale do Rio Doce ADR                             1,436,618
                                                                      $1,436,618

OIL & GAS

     10,430 Petroleo Brasileiro SA ADR                                   185,237
                                                                        $185,237

TOTAL BRAZIL               --- 0.91%                                  $1,621,855

CANADA

ELECTRONIC INSTRUMENT & EQUIP
     51,310 Celestica Inc*                                               797,547
                                                                        $797,547

TELEPHONE & TELECOMMUNICATIONS
    146,830 BCE Inc                                                    3,356,423
                                                                      $3,356,423

TOTAL CANADA               --- 2.33%                                  $4,153,970

DENMARK

MANUFACTURING

     29,850 Vestas Wind Systems A/S*                                     341,401
                                                                        $341,401

TOTAL DENMARK              --- 0.19%                                    $341,401

FINLAND

PAPER & FOREST PRODUCTS
    282,440 Stora Enso OYJ Class R                                     3,155,828
                                                                      $3,155,828

TOTAL FINLAND              --- 1.77%                                  $3,155,828

FRANCE

AUTO PARTS & EQUIPMENT
     51,630 Compagnie Generale des Etablissements Michelin Class B     2,015,837
     55,050 Valeo SA                                                   1,909,143
                                                                      $3,924,980

DISTRIBUTORS

     17,140 Galeries Lafayette SA                                      2,324,529
                                                                      $2,324,529

INSURANCE RELATED
     62,880 AXA                                                          975,533
                                                                        $975,533

OIL & GAS

     15,032 Total Fina Elf                                             2,271,679
                                                                      $2,271,679

PHARMACEUTICALS

     63,853 Aventis SA                                                 3,513,068
                                                                      $3,513,068

WATER

     86,740 Suez SA                                                    1,380,565
                                                                      $1,380,565

TOTAL FRANCE               --- 8.08%                                 $14,390,354

GERMANY

AUTOMOBILES

     43,960 Volkswagen AG                                              1,858,223
                                                                      $1,858,223

CHEMICALS

     75,900 Bayer AG                                                   1,758,884
                                                                      $1,758,884

HEALTH CARE RELATED
     25,510 Merck KGAA                                                   741,149
                                                                        $741,149

INSURANCE RELATED
      8,380 Muenchener Rueckver AG (registered)                          854,345
                                                                        $854,345

MISCELLANEOUS

     63,528 Veba AG                                                    3,266,078
                                                                      $3,266,078

TRANSPORTATION

    159,130 Deutsche Post AG                                           2,337,205
                                                                      $2,337,205

TOTAL GERMANY              --- 6.07%                                 $10,815,884

HONG KONG

ELECTRIC COMPANIES
    449,500 CLP Holdings Ltd                                           1,965,588
                                                                      $1,965,588

FOREIGN BANKS
    221,261 HSBC Holdings PLC                                          2,624,551
                                                                      $2,624,551

INVESTMENT BANK/BROKERAGE FIRM
    932,000 Peregrine Investments Holdings Ltd @*                              0
                                                                              $0

MISCELLANEOUS

    253,255 Hutchison Whampoa Ltd                                      1,542,624
                                                                      $1,542,624

REAL ESTATE

    395,000 Cheung Kong Holdings Ltd                                   2,375,628
                                                                      $2,375,628

TOTAL HONG KONG            --- 4.78%                                  $8,508,391

INDIA

COMPUTER SOFTWARE & SERVICES
    143,100 Satyam Computer Services Ltd*                              1,420,983
                                                                      $1,420,983

TOTAL INDIA                --- 0.80%                                  $1,420,983

ISRAEL

COMPUTER SOFTWARE & SERVICES
    114,930 Check Point Software Technologies Ltd*                     2,246,882
                                                                      $2,246,882

TOTAL ISRAEL               --- 1.26%                                  $2,246,882

ITALY

FOREIGN BANKS
    167,210 Istituto Bancario San Paolo di Tornio                      1,553,406
                                                                      $1,553,406

INSURANCE RELATED
    146,367 Riunione Adriatica di Sicurta SpA                          2,220,344
                                                                      $2,220,344

OIL & GAS

    215,210 Eni SpA                                                    3,254,786
                                                                      $3,254,786

TELEPHONE & TELECOMMUNICATIONS
    324,520 Telecom Italia SpA RNC                                     1,777,600
                                                                      $1,777,600

TOTAL ITALY                --- 4.95%                                  $8,806,136

JAPAN

ELECTRONIC INSTRUMENT & EQUIP
    309,000 Hitachi Ltd                                                1,309,856
    163,000 NEC Corp                                                     814,491
     33,900 Sony Corp                                                    954,254
    643,000 Toshiba Corp                                               2,211,609
                                                                      $5,290,210

INSURANCE RELATED
     37,000 Yasuda Fire & Marine Insurance                               201,832
                                                                        $201,832

MACHINERY

    336,000 Komatsu Ltd                                                1,287,195
                                                                      $1,287,195

RAILROADS

        522 East Japan Railway Co                                      2,321,449
                                                                      $2,321,449

TELEPHONE & TELECOMMUNICATIONS
        372 Nippon Telegraph & Telephone Corp                          1,459,188
                                                                      $1,459,188

TOYS

     24,700 Nintendo Co Ltd                                            1,795,803
                                                                      $1,795,803

TOTAL JAPAN                --- 6.94%                                 $12,355,677

KOREA

ELECTRIC COMPANIES
    165,310 Korea Electric Power Corp sponsored ADR                    1,472,912
                                                                      $1,472,912

ELECTRONIC INSTRUMENT & EQUIP
     21,670 Samsung Electronics #                                      3,217,995
                                                                      $3,217,995

FOREIGN BANKS
     46,570 Kookmin Bank                                               1,408,743
                                                                      $1,408,743

TELEPHONE & TELECOMMUNICATIONS
    104,950 KT Corp sponsored ADR                                      2,068,565
                                                                      $2,068,565

TOTAL KOREA                --- 4.59%                                  $8,168,215

MEXICO

AIRLINES

    121,810 Grupo Aeroportuario del Sureste SA de CV                   1,782,080
                                                                      $1,782,080

PAPER & FOREST PRODUCTS
    449,010 Kimberly-Clark de Mexico SA de CV                          1,206,090
                                                                      $1,206,090

TELEPHONE & TELECOMMUNICATIONS
     95,260 Telefonos de Mexico SA sponsored ADR Class L               2,993,069
                                                                      $2,993,069

TOTAL MEXICO               --- 3.36%                                  $5,981,239

NETHERLANDS

CHEMICALS

     66,520 Akzo Nobel NV                                              1,763,041
                                                                      $1,763,041

ELECTRONIC INSTRUMENT & EQUIP
    112,552 Koninklijke Philips Electronics NV                         2,140,365
                                                                      $2,140,365

INSURANCE RELATED
    122,960 ING Groep NV                                               2,136,373
                                                                      $2,136,373

OIL & GAS

     51,850 IHC Caland NV                                              2,647,235
                                                                      $2,647,235

PRINTING & PUBLISHING
     72,530 Wolters Kluwer NV                                            874,543
                                                                        $874,543

TOTAL NETHERLANDS          --- 5.37%                                  $9,561,557

NEW ZEALAND

PAPER & FOREST PRODUCTS
  2,440,800 Carter Holt Harvey Ltd                                     2,557,850
                                                                      $2,557,850

TELEPHONE & TELECOMMUNICATIONS
    774,580 Telecom Corp of New Zealand Ltd                            2,376,224
                                                                      $2,376,224

TOTAL NEW ZEALAND          --- 2.77%                                  $4,934,074

NORWAY

HOMEBUILDING

    121,070 Norske Skogindustrier ASA                                  1,811,421
                                                                      $1,811,421

TOTAL NORWAY               --- 1.02%                                  $1,811,421

PORTUGAL

TELEPHONE & TELECOMMUNICATIONS
    176,080 Portugal Telecom SGPS SA                                   1,261,737
                                                                      $1,261,737

TOTAL PORTUGAL             --- 0.71%                                  $1,261,737

SINGAPORE

FOREIGN BANKS
    293,220 DBS Group Holdings Ltd                                     1,715,029
                                                                      $1,715,029

TOTAL SINGAPORE            --- 0.96%                                  $1,715,029

SPAIN

ELECTRIC COMPANIES
    185,730 Iberdrola SA                                               3,216,308
                                                                      $3,216,308

FOREIGN BANKS
     28,390 Banco Popular Espanol SA                                   1,434,473
                                                                      $1,434,473

OIL & GAS

    114,120 Repsol YPF SA                                              1,850,422
                                                                      $1,850,422

TELEPHONE & TELECOMMUNICATIONS
     92,845 Telefonica SA*                                             3,209,652
                                                                      $3,209,652

TOTAL SPAIN                --- 5.45%                                  $9,710,855

SWEDEN

FINANCIAL SERVICES
    472,560 Nordea AB                                                  2,300,682
                                                                      $2,300,682

HEAVY TRUCKS & PARTS
     86,970 Volvo AB Class B                                           1,912,157
                                                                      $1,912,157

MANUFACTURING

     82,800 Atlas Copco AB Class A                                     2,094,579
                                                                      $2,094,579

TOTAL SWEDEN               --- 3.54%                                  $6,307,418

SWITZERLAND

FOOD & BEVERAGES
     12,200 Nestle SA                                                  2,517,367
                                                                      $2,517,367

FOREIGN BANKS
     43,590 UBS AG                                                     2,424,795
                                                                      $2,424,795

INSURANCE RELATED
     46,900 Swiss Re                                                   2,598,535
                                                                      $2,598,535

TOTAL SWITZERLAND          --- 4.24%                                  $7,540,697

UNITED KINGDOM

AEROSPACE & DEFENSE
    722,040 BAE Systems PLC                                            1,700,830
    507,460 Rolls-Royce Group PLC*                                     1,073,946
                                                                      $2,774,776

AIRLINES

    178,584 British Airways PLC*                                         450,140
                                                                        $450,140

BROADCAST/MEDIA

     95,400 Pearson PLC*                                                 893,913
                                                                        $893,913

CHEMICALS

    286,399 Imperial Chemical Industries PLC                             581,717
                                                                        $581,717

ELECTRONIC INSTRUMENT & EQUIP
  1,036,640 Chubb PLC                                                  1,295,788
                                                                      $1,295,788

ENGINEERING & CONSTRUCTION
    285,606 Hanson PLC                                                 1,595,326
                                                                      $1,595,326

FOOD & BEVERAGES
    388,032 Cadbury Schweppes PLC                                      2,292,313
    289,460 Unilever PLC                                               2,314,226
                                                                      $4,606,539

FOREIGN BANKS
    232,020 Lloyds TSB Group PLC                                       1,648,246
                                                                      $1,648,246

INSURANCE RELATED
    227,520 Old Mutual PLC                                               329,450
                                                                        $329,450

MANUFACTURING

    650,337 Billiton PLC                                               3,417,994
    366,980 Nycomed Amersham PLC                                       2,872,433
                                                                      $6,290,427

MEDICAL PRODUCTS
    253,590 Shire Pharmaceuticals Group PLC*                           1,674,892
                                                                      $1,674,892

MISCELLANEOUS

    342,500 Brambles Industries PLC*                                     926,889
                                                                        $926,889

OIL & GAS

    262,670 BP Amoco PLC                                               1,821,552
    302,390 Shell Transport & Trading Co PLC                           1,998,450
                                                                      $3,820,002

PHARMACEUTICALS

     87,440 GlaxoSmithKline PLC                                        1,764,656
                                                                      $1,764,656

PRINTING & PUBLISHING
    194,420 United Business Media PLC                                    970,163
                                                                        $970,163

RETAIL

    461,016 Marks & Spencer PLC                                        2,400,152
                                                                      $2,400,152

TELEPHONE & TELECOMMUNICATIONS
    581,020 Cable & Wireless PLC                                       1,081,013
                                                                      $1,081,013

TOTAL UNITED KINGDOM       --- 18.59%                                $33,104,089

TOTAL COMMON STOCK --- 94.81%                                       $168,800,812
(Cost $174,911,175)

SHORT-TERM INVESTMENTS

UNITED STATES


  8,666,000    Fannie Mae

8,666,000

               0.790%, July 1, 2003

TOTAL UNITED STATES        --- 4.87%                                  $8,666,000

TOTAL SHORT-TERM INVESTMENTS --- 4.87%                                $8,666,000
(Cost $8,666,000)

TOTAL TEMPLETON (R) INTERNATIONAL EQUITY PORTFOLIO --- 100%         $178,042,134
(Cost $184,124,054)

Legend

# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. @ Security has no market value at June 30, 2003.

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
* Non-income Producing Security
See Notes to Financial Statements

Currency Abbreviations
EUR - Euro Dollars

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003